Net loss per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings per share [abstract]
Dilutive effect of convertible instruments on number of ordinary shares (in shares)	0	4,306,466	0
Exchange ratio	8.335